Accrued Liabilities and Other Payables	6 Months Ended
Jun. 30, 2026
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

7. ACCRUED LIABILITIES AND OTHER PAYABLES

As of June 30, 2026 and December 31, 2025, accrued liabilities and other payables consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Payroll payables	$229	$211
Other payables	231	233
	$460	$444